Income Tax - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Profit before Income Tax	$ 178,514	$ 120,283	$ 85,500
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(8,926)	(6,014)	(4,275)
Tax effect of non-taxable income	822	555	3,369
Effects from entities taxes with different rates	(15,930)	(5,440)	(3,127)
Other permanent differences	(5,394)	(687)	(3,614)
Income Tax expense	$ (29,428)	$ (11,586)	$ (7,647)